Debentures and Long-term Loans from Financial Institutions (Narrative) (Details) - ILS (₪) ₪ / shares in Units, ₪ in Millions			1 Months Ended			12 Months Ended
		Jul. 05, 2013	Jan. 31, 2018	Jun. 30, 2017	Jul. 31, 2014	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about borrowings [line items]
Net Leverage						3.00
Net Leverage in event of default						a Net Leverage exceeding 5, or exceeding 4.5 during four consecutive quarters, shall constitute an event of default;
Description of profits available for distribution						not to distribute more than 95% of the profits available for distribution according to the Israeli Companies law (“Profits”); provided that if the Net Leverage* exceeds 3.5:1, the Company will not distribute more than 85% of its Profits and if the Net Leverage* exceeds 4:1, the Company will not distribute more than 70% of its Profits. Failure to comply with this covenant shall constitute an event of default;
Immediate repayment						₪ 150
Period of event of default						60 days
Net Debt to EBITDA ratio					(a maximum net leverage ratio (Net Debt to EBITDA ratio) in excess of 5.0:1, or in excess of 4.5:1 for four consecutive quarters)
Principal amount						₪ 3,032	₪ 3,809
Par value						₪ 0.01
Repaid interest and principal of debentures						₪ 864	732	₪ 873
Non-adjusting events after reporting period [Member]
Disclosure of detailed information about borrowings [line items]
Repaid interest and principal of debentures			₪ 418
Two-notch downgrade [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate						0.25%
One-notch downgrade [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate						0.25%
maximum addition [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate						1.00%
Debentures (Series F) - linked to the Israeli CPI [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate	[1]					4.60%
Interest rate increased		0.25% to 4.60%
Principal amount	[1]					₪ 643	715
Debentures (Series G) - unlinked [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate	[1]					6.99%
Interest rate increased		6.99%
Principal amount	[1]					₪ 228	285
Loan from financial institutions [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate				5.10%
Principal amount				₪ 200		₪ 540	340
Repayment terms of debentures

The loan's principal amount will be payable in four equal annual payments on June 30 of each of the years 2019 through 2022 (inclusive). The interest will be paid in ten semi-annual installments on June 30 and December 31, of each calendar year commencing December 31, 2017 through and including June 30, 2022.

Debentures (Series K) - unlinked [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate						3.55%
Principal amount						₪ 304	₪ 304
Total consideration						₪ 222
Effective interest rate						3.60%
Par value						₪ 1.011
Debentures (Series L) - unlinked [Member] | Non-adjusting events after reporting period [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate			2.50%
Principal amount			₪ 401
Total consideration			₪ 400
Effective interest rate			2.66%
Repayment terms of debentures			Series L debentures principal will be payable in six installments, of which the first four installments of 15% of the principal each will be paid on July 5 of the years 2023 through 2026, and the remaining two installments of 20% of the principal each will be paid on July 5 of the years 2027 and 2028. The interest on the outstanding principal of the Series L debentures is payable on January 5 and on July 5 of each of the years 2019 through 2028.
Par value			₪ 1,000
Deferred loan from bank [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate				4.00%
Principal amount				₪ 150
Repayment terms of debentures				The loan's principal amount will be payable in four equal annual payments on March 31 of each of the years 2021 through and including 2024 and the interest will be payable in ten semi-annual installments on March 31 and September 30 of each calendar year commencing September 30,2019 Â through and including March 31, 2024.

[1]	In June 2013, the Company's rating was updated from an "ilAA-/negative" to an "ilA+/stable" rating, in relation to the Company's debentures traded on the Tel Aviv Stock Exchange. Following this update of rating and since this was the second downgrade in the Debentures' rating since their issuance, the annual interest rate that the Company pays for its Series F and G debentures has been increased by 0.25% to 4.60% and 6.99%, respectively, beginning July 5, 2013.